Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%,
03/30/30 (Call 12/30/29)	$702	$675,401
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	632	528,011
4.20%, 06/01/30 (Call 03/01/30)	737	687,002
		1,890,414
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	1,025	896,619
5.15%, 05/01/30 (Call 02/01/30)	4,467	4,430,460
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	1,005	941,172
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	520	433,904
Northrop Grumman Corp., 4.40%, 05/01/30
(Call 02/01/30)	892	865,097
RTX Corp., 2.25%, 07/01/30 (Call 04/01/30)	1,205	1,008,115
		8,575,367
Agriculture — 1.6%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	830	733,654
Archer-Daniels-Midland Co., 3.25%, 03/27/30
(Call 12/27/29)	871	797,252
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	1,060	1,001,382
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	894	706,457
2.10%, 05/01/30 (Call 02/01/30)	897	741,173
5.13%, 02/15/30 (Call 12/15/29)	2,250	2,235,330
		6,215,248
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	507	433,764
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31(a)	443	399,581
		833,345
Apparel — 0.6%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	1,513	1,359,536
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	433	382,989
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	850	704,140
		2,446,665
Auto Manufacturers — 1.5%
American Honda Finance Corp., 4.60%, 04/17/30	770	754,870
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	840	679,753
General Motors Financial Co. Inc.
3.60%, 06/21/30 (Call 03/21/30)	1,325	1,158,235
5.85%, 04/06/30 (Call 02/06/30)	953	952,028
Toyota Motor Credit Corp.
2.15%, 02/13/30	584	500,517
3.38%, 04/01/30	1,120	1,028,194
4.55%, 05/17/30	785	767,856
		5,841,453
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	240	212,006
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	816	688,900
		900,906
Banks — 7.3%
Banco Santander SA
2.75%, 12/03/30	1,653	1,295,588
3.49%, 05/28/30	1,067	936,549
Bank of Nova Scotia (The), 4.85%, 02/01/30	1,422	1,379,582
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	260	211,572
Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	$212	$170,264
3.25%, 04/30/30 (Call 01/30/30)(a)	880	744,630
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	502	406,926
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	450	405,508
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	2,221	1,886,184
3.80%, 03/15/30 (Call 12/15/29)	2,634	2,417,617
HSBC Holdings PLC, 4.95%, 03/31/30	2,747	2,686,484
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 01/04/30)	962	790,350
Huntington National Bank (The), 5.65%, 01/10/30
(Call 11/10/29)	620	608,890
JPMorgan Chase & Co., 8.75%, 09/01/30	488	587,698
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30(a)	1,280	1,035,853
2.56%, 02/25/30(a)	1,247	1,055,461
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)(a)	1,065	883,673
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30
(Call 10/24/29)	2,012	1,702,232
State Street Corp., 2.40%, 01/24/30(a)	881	757,281
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	1,765	1,432,139
2.14%, 09/23/30	975	777,796
2.75%, 01/15/30	1,064	910,433
5.71%, 01/13/30	1,430	1,447,460
5.85%, 07/13/30	600	612,444
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	1,232	983,469
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)(a)	918	732,004
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)(a)	1,338	1,029,645
Westpac Banking Corp., 2.65%, 01/16/30(a)	948	837,226
		28,724,958
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30
(Call 03/01/30)	1,830	1,690,664
Coca-Cola Co. (The)
1.65%, 06/01/30	1,397	1,160,111
3.45%, 03/25/30(a)	897	839,987
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	737	652,694
Constellation Brands Inc., 2.88%, 05/01/30
(Call 02/01/30)(a)	634	549,633
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	1,128	945,918
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	943	840,911
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	1,020	845,427
2.75%, 03/19/30 (Call 12/19/29)	1,032	925,126
		8,450,471
Biotechnology — 2.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	1,390	1,185,642
5.25%, 03/02/30 (Call 01/02/30)	2,937	2,952,302
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	1,735	1,431,826
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	1,150	933,075
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	1,315	1,050,212
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)	1,068	859,174
		8,412,231

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	$2,222	$1,918,741
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	425	343,553
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30
(Call 12/15/29)	615	520,142
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	451	359,213
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(a)	400	360,524
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	411	376,883
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	915	827,654
		4,706,710
Chemicals — 1.4%
Air Products and Chemicals Inc., 2.05%, 05/15/30
(Call 02/15/30)	923	785,242
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)	1,075	879,812
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)(a)	744	744,484
EIDP Inc., 2.30%, 07/15/30 (Call 04/15/30)	693	577,803
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	710	561,858
LYB International Finance III LLC, 2.25%, 10/01/30
(Call 07/01/30)(a)	512	418,826
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	575	501,337
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)(a)	280	238,496
Sherwin-Williams Co. (The), 2.30%, 05/15/30
(Call 02/15/30)	715	600,614
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	429	372,870
		5,681,342
Coal — 0.1%
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	545	492,179

Commercial Services — 1.7%
Automatic Data Processing Inc., 1.25%, 09/01/30
(Call 06/01/30)	932	749,981
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	690	603,826
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	288	240,981
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	715	614,342
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	1,080	917,298
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	1,075	912,062
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	985	837,073
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	879	779,172
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)(a)	857	677,236
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	433	356,099
		6,688,070
Computers — 1.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	635	528,669
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)(a)	1,263	1,021,565
1.65%, 05/11/30 (Call 02/11/30)	1,087	912,341
4.15%, 05/10/30 (Call 03/10/30)	840	828,643
Dell International LLC/EMC Corp., 6.20%, 07/15/30
(Call 04/15/30)	865	898,104
International Business Machines Corp., 1.95%, 05/15/30
(Call 02/15/30)	1,590	1,314,421
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	600	556,428
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	799	674,444
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	357	296,103
		7,030,718
Security	Par (000)	Value

Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30
(Call 01/15/30)	$760	$663,290
Kenvue Inc., 5.00%, 03/22/30 (Call 01/22/30)(b)	825	831,130
Procter & Gamble Co. (The)
1.20%, 10/29/30	1,286	1,036,747
3.00%, 03/25/30(a)	1,129	1,039,324
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	480	385,051
		3,955,542
Diversified Financial Services — 3.1%
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	470	398,602
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	651	550,056
3.13%, 12/01/30 (Call 09/01/30)	885	741,055
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	888	823,913
Cboe Global Markets Inc., 1.63%, 12/15/30
(Call 09/15/30)(a)	676	535,602
Charles Schwab Corp. (The), 4.63%, 03/22/30
(Call 12/22/29)(a)	657	643,663
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	759	598,752
Intercontinental Exchange Inc., 2.10%, 06/15/30
(Call 03/15/30)	1,555	1,299,591
Jefferies Financial Group Inc., 4.15%, 01/23/30	1,137	1,036,989
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)(a)	1,370	1,271,141
Nomura Holdings Inc.
2.68%, 07/16/30	1,012	826,834
3.10%, 01/16/30	1,541	1,311,314
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)(a)	551	539,192
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	430	372,350
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	1,548	1,320,011
		12,269,065
Electric — 6.9%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	610	499,200
Alabama Power Co., Series 20-A, 1.45%, 09/15/30
(Call 06/15/30)	476	376,335
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	680	535,724
American Electric Power Co. Inc., 2.30%, 03/01/30
(Call 12/01/29)	437	362,378
Berkshire Hathaway Energy Co., 3.70%, 07/15/30
(Call 04/15/30)	1,116	1,026,999
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	388	321,442
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	380	331,805
Commonwealth Edison Co., 2.20%, 03/01/30
(Call 12/01/29)	385	325,560
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	795	722,083
Dominion Energy Inc., Series C, 3.38%, 04/01/30
(Call 01/01/30)	1,679	1,500,035
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)(a)	758	648,484
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	285	246,522
Duke Energy Carolinas LLC, 2.45%, 02/01/30
(Call 11/01/29)(a)	520	447,283
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	912	766,591
Duke Energy Florida LLC, 1.75%, 06/15/30
(Call 03/15/30)	520	423,327
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	420	348,646
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	677	577,048
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	323	251,052

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)	$467	$389,347
Eversource Energy, Series R, 1.65%, 08/15/30
(Call 05/15/30)(a)	760	603,106
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	1,442	1,348,746
Florida Power & Light Co., 4.63%, 05/15/30
(Call 03/15/30)	460	454,747
Interstate Power & Light Co., 2.30%, 06/01/30
(Call 03/01/30)	292	241,668
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	560	510,586
National Rural Utilities Cooperative Finance Corp., 2.40%,
03/15/30 (Call 12/15/29)	374	316,449
Nevada Power Co., Series DD, 2.40%, 05/01/30
(Call 02/01/30)	633	531,150
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,048	1,702,113
5.00%, 02/28/30 (Call 12/28/29)	725	724,724
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	360	338,450
Ohio Power Co., Series P, 2.60%, 04/01/30
(Call 01/01/30)	482	410,722
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	364	324,586
3.30%, 03/15/30 (Call 09/15/29)	169	151,841
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30
(Call 02/15/30)	648	566,734
Pacific Gas and Electric Co., 4.55%, 07/01/30
(Call 01/01/30)	3,203	2,912,296
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	202	168,866
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	408	380,187
Public Service Electric & Gas Co., 2.45%, 01/15/30
(Call 10/15/29)	430	370,488
Public Service Enterprise Group Inc., 1.60%, 08/15/30
(Call 05/15/30)	562	443,491
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(a)	530	479,486
San Diego Gas & Electric Co., Series VVV, 1.70%,
10/01/30 (Call 07/01/30)	867	696,106
Southern California Edison Co., 2.25%, 06/01/30
(Call 03/01/30)	725	607,724
Southern Co. (The), Series A, 3.70%, 04/30/30
(Call 01/30/30)	1,145	1,047,686
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	385	302,156
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	263	232,805
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	487	386,619
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	732	652,907
		27,006,300
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	400	321,048
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	515	427,496
		748,544
Electronics — 0.8%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	610	501,865
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	780	683,951
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	640	617,971
Honeywell International Inc., 1.95%, 06/01/30
(Call 03/01/30)	1,089	912,746
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	513	461,423
		3,177,956
Security	Par (000)	Value

Environmental Control — 0.5%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	$832	$709,788
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	771	666,067
Waste Management Inc., 4.63%, 02/15/30 (Call 12/15/29)	745	735,687
		2,111,542
Food — 2.5%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	675	565,981
Conagra Brands Inc., 8.25%, 09/15/30	310	354,597
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	805	709,350
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	228	187,870
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	1,258	1,048,216
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	558	480,801
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(b)	1,255	1,213,836
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	545	462,236
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	547	453,364
Kraft Heinz Foods Co., 3.75%, 04/01/30 (Call 01/01/30)(a)	915	847,354
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	661	547,189
McCormick & Co. Inc./MD, 2.50%, 04/15/30
(Call 01/15/30)(a)	645	545,012
Mondelez International Inc., 2.75%, 04/13/30
(Call 01/13/30)	977	852,579
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	485	414,010
5.95%, 04/01/30 (Call 01/01/30)	1,165	1,215,456
		9,897,851
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	953	897,373

Gas — 0.7%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30
(Call 07/01/30)	547	437,294
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)(a)	1,015	916,301
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	367	303,751
Southern California Gas Co., Series XX, 2.55%, 02/01/30
(Call 11/01/29)	796	684,138
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	385	313,987
		2,655,471
Hand & Machine Tools — 0.5%
Regal Rexnord Corp., 6.30%, 02/15/30 (Call 12/15/29)(b)	1,150	1,145,343
Stanley Black & Decker Inc., 2.30%, 03/15/30
(Call 12/15/29)	962	801,384
		1,946,727
Health Care - Products — 1.5%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	605	495,937
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	577	532,311
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	1,266	1,097,002
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	725	628,046
GE HealthCare Technologies Inc., 5.86%, 03/15/30
(Call 01/15/30)	1,427	1,463,745
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,015	817,856
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	907	756,928
		5,791,825
Health Care - Services — 3.5%
Advocate Health & Hospitals Corp., Series 2020, 2.21%,
06/15/30 (Call 03/15/30)(a)	65	54,287
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	424	361,197
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	316	251,969

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Bon Secours Mercy Health Inc., 3.46%, 06/01/30
(Call 12/01/29)	$245	$220,209
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)(a)	2,555	2,137,871
3.38%, 02/15/30 (Call 02/15/25)	1,835	1,581,458
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	452	381,154
Elevance Health Inc., 2.25%, 05/15/30 (Call 02/15/30)	1,227	1,027,330
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)	2,948	2,591,793
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	556	541,711
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)(a)	789	690,391
Stanford Health Care, Series 2020, 3.31%, 08/15/30
(Call 05/15/30)	137	123,103
Sutter Health, Series 20A, 2.29%, 08/15/30
(Call 02/15/30)	580	480,141
UnitedHealth Group Inc.
2.00%, 05/15/30	1,360	1,142,182
5.30%, 02/15/30 (Call 12/15/29)	1,365	1,400,326
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)	900	728,838
		13,713,960
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	355	315,869
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	880	761,763
		1,077,632
Household Products & Wares — 0.5%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	440	368,540
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	705	575,442
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	906	822,956
		1,766,938
Insurance — 4.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	325	388,193
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	1,251	1,146,654
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	333	308,248
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)(a)	644	497,509
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)(a)	208	204,545
American International Group Inc., 3.40%, 06/30/30
(Call 03/30/30)	453	403,007
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	1,233	1,068,579
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	400	346,012
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)(a)	485	491,169
AXA SA, 8.60%, 12/15/30	775	933,069
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	713	576,460
1.85%, 03/12/30 (Call 12/12/29)	475	402,068
Brighthouse Financial Inc., 5.63%, 05/15/30
(Call 02/15/30)(a)	630	610,394
Chubb INA Holdings Inc., 1.38%, 09/15/30
(Call 06/15/30)(a)	1,240	982,613
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	545	436,480
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30
(Call 01/29/30)(a)	555	515,734
Fidelity National Financial Inc., 3.40%, 06/15/30
(Call 03/15/30)	645	566,723
First American Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	465	406,638
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	397	318,144
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	227	179,428
Security	Par (000)	Value

Insurance (continued)
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	$440	$341,519
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)(a)	469	392,042
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	386	344,401
Marsh & McLennan Companies Inc., 2.25%, 11/15/30
(Call 08/15/30)(a)	944	786,654
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	1,244	1,218,560
Principal Financial Group Inc., 2.13%, 06/15/30
(Call 03/12/30)(a)	654	536,470
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	700	627,844
Prudential Financial Inc., 2.10%, 03/10/30
(Call 12/10/29)(a)	457	385,352
Prudential Funding Asia PLC, 3.13%, 04/14/30	1,046	926,589
Reinsurance Group of America Inc., 3.15%, 06/15/30
(Call 03/15/30)	595	511,040
		16,852,138
Internet — 2.5%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	1,847	1,495,313
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	1,938	1,587,958
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	300	247,074
3.43%, 04/07/30 (Call 01/07/30)	240	214,102
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	1,758	1,723,244
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	1,002	864,375
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	1,377	1,211,223
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	535	475,909
Meta Platforms Inc., 4.80%, 05/15/30 (Call 03/15/30)	1,045	1,048,104
Tencent Music Entertainment Group, 2.00%, 09/03/30
(Call 06/03/30)	269	211,603
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	707	573,144
		9,652,049
Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)(a)	680	590,329
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)(a)	510	416,364
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)(a)	637	567,669
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	1,598	1,423,658
		2,998,020
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)(a)	427	431,996
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30
(Call 03/15/30)	1,208	1,154,824
Sands China Ltd., 4.88%, 06/18/30 (Call 03/18/30)	620	564,336
		2,151,156
Machinery — 1.4%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)(a)	1,011	895,796
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	698	637,518
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	485	417,566
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	380	332,804
John Deere Capital Corp.
2.45%, 01/09/30	852	746,889
4.70%, 06/10/30	620	616,664
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	324	284,670
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	1,706	1,470,265
		5,402,172
Manufacturing — 0.4%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)(a)	581	521,639
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	822	702,539

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	$440	$382,936
		1,607,114
Media — 2.1%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	1,836	1,606,500
3.40%, 04/01/30 (Call 01/01/30)	1,554	1,425,267
4.25%, 10/15/30 (Call 07/15/30)	1,619	1,554,353
Discovery Communications LLC, 3.63%, 05/15/30
(Call 02/15/30)	1,017	895,855
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)(a)	765	686,886
Paramount Global, 7.88%, 07/30/30(a)	795	837,358
Walt Disney Co. (The), 3.80%, 03/22/30	1,453	1,363,030
		8,369,249
Mining — 0.7%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30
(Call 07/01/30)	677	582,714
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	508	468,737
4.63%, 08/01/30 (Call 08/01/25)(a)	785	739,502
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	1,047	858,969
		2,649,922
Oil & Gas — 4.9%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	565	513,139
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,155	944,801
3.63%, 04/06/30 (Call 01/06/30)	1,232	1,147,608
Canadian Natural Resources Ltd., 2.95%, 07/15/30
(Call 04/15/30)(a)	580	499,908
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	1,466	1,267,679
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	667	632,029
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	1,030	1,009,936
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)	760	801,314
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	2,054	1,793,430
3.48%, 03/19/30 (Call 12/19/29)	2,235	2,083,176
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	392	352,698
Occidental Petroleum Corp.
6.63%, 09/01/30 (Call 03/01/30)	2,500	2,621,775
8.88%, 07/15/30 (Call 01/15/30)	170	197,157
Ovintiv Inc., 8.13%, 09/15/30	305	338,965
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	945	772,651
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)	1,207	984,598
Shell International Finance BV, 2.75%, 04/06/30
(Call 01/06/30)	1,650	1,470,282
Tosco Corp., 8.13%, 02/15/30	340	394,934
TotalEnergies Capital International SA, 2.83%, 01/10/30
(Call 10/10/29)	1,545	1,380,813
		19,206,893
Oil & Gas Services — 0.6%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	580	562,664
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	1,084	957,887
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)(a)	1,081	945,594
		2,466,145
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.63%, 06/19/30
(Call 03/19/30)	630	521,350
Security	Par (000)	Value

Packaging & Containers (continued)
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	$735	$638,304
WestRock MWV LLC, 8.20%, 01/15/30(a)	330	377,708
		1,537,362
Pharmaceuticals — 5.7%
AmerisourceBergen Corp., 2.80%, 05/15/30
(Call 02/15/30)	440	381,775
Astrazeneca Finance LLC, 4.90%, 03/03/30
(Call 01/03/30)	780	780,312
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	1,320	1,057,426
Becton Dickinson and Co., 2.82%, 05/20/30
(Call 02/20/30)	886	773,460
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	1,335	1,065,277
Cigna Group (The), 2.40%, 03/15/30 (Call 12/15/29)	1,779	1,507,880
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	1,365	1,089,652
3.75%, 04/01/30 (Call 01/01/30)	1,652	1,509,581
5.13%, 02/21/30 (Call 12/21/29)	1,535	1,527,171
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	1,369	1,118,391
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	1,292	1,048,884
4.30%, 05/17/30 (Call 03/17/30)	1,035	1,010,553
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	1,240	1,065,420
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	1,464	1,212,251
2.63%, 04/01/30 (Call 01/01/30)	1,148	1,015,257
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/30
(Call 03/19/30)	2,550	2,521,567
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30
(Call 12/31/29)	2,479	2,057,620
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	1,473	1,202,366
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	720	597,888
		22,542,731
Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30(a)	280	320,298
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	1,537	1,393,291
Enterprise Products Operating LLC, 2.80%, 01/31/30
(Call 10/31/29)	1,282	1,125,186
Magellan Midstream Partners LP, 3.25%, 06/01/30
(Call 03/01/30)(a)	605	533,671
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	1,548	1,300,939
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	891	766,857
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	837	749,609
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)(a)	2,175	2,067,142
Targa Resources Corp., 5.50%, 03/01/30 (Call 03/01/25)	975	942,737
TransCanada PipeLines Ltd., 4.10%, 04/15/30
(Call 01/15/30)	1,384	1,282,608
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30
(Call 02/15/30)	920	819,775
Western Midstream Operating LP, 4.05%, 02/01/30
(Call 11/01/29)(a)	1,163	1,057,120
Williams Companies Inc. (The), 3.50%, 11/15/30
(Call 08/15/30)	1,016	909,858
		13,269,091
Real Estate Investment Trusts — 6.3%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)(a)	467	389,039

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	$430	$411,114
4.90%, 12/15/30 (Call 09/15/30)(a)	832	816,142
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	824	648,406
2.10%, 06/15/30 (Call 03/15/30)	788	636,381
2.90%, 01/15/30 (Call 10/15/29)(a)	803	691,672
AvalonBay Communities Inc., 2.30%, 03/01/30
(Call 12/01/29)	844	708,032
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	616	503,913
Brixmor Operating Partnership LP, 4.05%, 07/01/30
(Call 04/01/30)	895	815,399
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	869	758,515
Crown Castle International Corp., 3.30%, 07/01/30
(Call 04/01/30)	870	765,652
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	382	324,341
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)(a)	1,222	991,152
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	769	654,650
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	702	602,330
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	310	248,818
5.50%, 07/01/30 (Call 05/01/30)	415	414,618
Federal Realty Investment Trust, 3.50%, 06/01/30
(Call 03/01/30)(a)	423	370,112
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30
(Call 10/17/29)(a)	761	664,056
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	561	482,426
Healthpeak Properties Inc., 3.00%, 01/15/30
(Call 10/15/29)(a)	812	707,812
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	380	296,909
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)(a)	818	699,292
Hudson Pacific Properties LP, 3.25%, 01/15/30
(Call 10/15/29)	407	267,924
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	515	409,796
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)(a)	588	488,016
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	290	265,736
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	449	355,339
Mid-America Apartments LP, 2.75%, 03/15/30
(Call 12/15/29)	210	182,698
NNN REIT Inc., 2.50%, 04/15/30 (Call 01/15/30)	263	219,061
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	363	268,032
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	780	605,654
1.75%, 07/01/30 (Call 04/01/30)	539	432,855
2.25%, 04/15/30 (Call 01/15/30)	1,013	860,462
Realty Income Corp., 4.85%, 03/15/30 (Call 01/15/30)	710	690,894
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)(a)	590	530,752
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	288	226,921
Simon Property Group LP, 2.65%, 07/15/30
(Call 04/15/30)(a)	896	760,166
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	515	443,961
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	400	292,736
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	582	517,189
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	629	538,254
4.75%, 11/15/30 (Call 08/15/30)(a)	568	536,840
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)(a)	$1,025	$971,731
Welltower OP LLC, 3.10%, 01/15/30 (Call 10/15/29)	782	684,289
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)(a)	821	756,642
		24,906,729
Retail — 4.2%
Advance Auto Parts Inc., 3.90%, 04/15/30
(Call 01/15/30)(a)	464	404,821
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)(a)	558	525,106
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)(a)	928	861,500
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	575	465,509
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	1,399	1,160,610
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	1,066	960,413
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	590	464,035
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	1,761	1,556,794
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	1,490	1,193,371
4.50%, 04/15/30 (Call 01/15/30)	1,265	1,224,988
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	674	571,727
3.60%, 07/01/30 (Call 04/01/30)	1,006	932,934
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	625	589,275
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	891	754,009
2.55%, 11/15/30 (Call 08/15/30)	1,360	1,161,290
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	831	720,178
2.65%, 09/15/30 (Call 06/15/30)	587	512,463
TJX Companies Inc. (The), 3.88%, 04/15/30
(Call 01/15/30)	678	645,036
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)(a)	652	515,354
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)(a)	455	387,332
Walmart Inc.
4.00%, 04/15/30 (Call 02/15/30)(a)	440	428,564
7.55%, 02/15/30	270	314,385
		16,349,694
Semiconductors — 3.1%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	907	751,667
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	1,920	1,763,270
5.00%, 04/15/30 (Call 01/15/30)(a)	767	754,329
Intel Corp.
3.90%, 03/25/30 (Call 12/25/29)	1,538	1,450,073
5.13%, 02/10/30 (Call 12/10/29)(a)	1,435	1,445,691
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	922	764,725
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	959	908,892
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)(a)	1,209	1,093,311
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)	1,059	938,200
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	1,332	1,136,249
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	798	668,756
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	789	680,371
		12,355,534
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30
(Call 02/01/30)	525	487,069

Software — 2.5%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)(a)	569	457,209

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)(a)	$1,043	$913,366
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	507	443,463
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	1,000	851,780
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)(a)	515	418,638
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	3,405	2,966,198
3.25%, 05/15/30 (Call 02/15/30)	643	570,958
4.65%, 05/06/30 (Call 03/06/30)	825	798,303
Roper Technologies Inc., 2.00%, 06/30/30
(Call 03/30/30)(a)	675	556,105
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,515	1,200,304
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	786	746,841
		9,923,165
Telecommunications — 6.8%
America Movil SAB de CV, 2.88%, 05/07/30
(Call 02/07/30)	764	662,457
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	3,405	3,188,272
British Telecommunications PLC, 9.63%, 12/15/30(a)	2,840	3,490,048
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	3,653	4,328,805
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	512	397,378
Koninklijke KPN NV, 8.38%, 10/01/30	657	758,033
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	1,048	844,049
Telefonica Europe BV, 8.25%, 09/15/30	1,345	1,549,400
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)	7,241	6,654,624
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	1,076	847,501
1.68%, 10/30/30 (Call 07/30/30)	1,291	1,014,506
3.15%, 03/22/30 (Call 12/22/29)	1,591	1,403,532
7.75%, 12/01/30	575	660,600
Vodafone Group PLC, 7.88%, 02/15/30	838	953,686
		26,752,891
Transportation — 0.8%
Canadian Pacific Railway Co., 2.05%, 03/05/30
(Call 12/05/29)	664	555,894
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)(a)	556	479,428
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	817	780,120
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	776	671,411
Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc., 4.45%, 04/01/30
(Call 01/01/30)	$783	$775,233
		3,262,086
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)(a)	393	359,241

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30
(Call 02/01/30)	490	427,687
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	528	448,113
		875,800

Total Long-Term Investments — 98.6%
(Cost: $409,085,933)		387,883,054

Short-Term Securities

Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	38,956	38,967,398
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	1,720	1,720,000

Total Short-Term Securities — 10.3%
(Cost: $40,678,793)		40,687,398

Total Investments — 108.9%
(Cost: $449,764,726)		428,570,452

Liabilities in Excess of Other Assets — (8.9)%		(34,963,899)

Net Assets — 100.0%		$393,606,553

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,175,064	$16,783,049	(a)	$—	$(1,717)	$11,002	$38,967,398	38,956	$70,205	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,000	160,000	(a)	—	—	—	1,720,000	1,720	34,699		1
					$(1,717)	$11,002	$40,687,398		$104,904		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$387,883,054	$—	$387,883,054
Short-Term Securities
Money Market Funds	40,687,398	—	—	40,687,398
	$40,687,398	$387,883,054	$—	$428,570,452

Portfolio Abbreviation

REIT	Real Estate Investment Trust